Shareholder Report, Holdings (Details)	Jul. 31, 2026
Fidelity Series Commodity Strategy Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Fidelity Series Commodity Strategy Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Series Commodity Strategy Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Series Commodity Strategy Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Series Commodity Strategy Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Series Commodity Strategy Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	41.90%
Fidelity Series Commodity Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	74.40%
Fidelity Series Commodity Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	34.30%
Fidelity Series Commodity Strategy Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	19.50%
Fidelity Series Commodity Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	46.20%
Fidelity SAI Inflation-Focused Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity SAI Inflation-Focused Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity SAI Inflation-Focused Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI Inflation-Focused Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity SAI Inflation-Focused Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	57.70%
Fidelity SAI Inflation-Focused Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	100.90%
Fidelity SAI Inflation-Focused Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	50.20%
Fidelity SAI Inflation-Focused Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	49.80%
Fidelity Commodity Strategy Fund | MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Fidelity Commodity Strategy Fund | MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Commodity Strategy Fund | MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Commodity Strategy Fund | Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Fidelity Commodity Strategy Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Fidelity Commodity Strategy Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Fidelity Commodity Strategy Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	75.90%
Fidelity Commodity Strategy Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	35.60%
Fidelity Commodity Strategy Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	17.50%
Fidelity Commodity Strategy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	46.90%